Schedule of Assets	12 Months Ended
Dec. 31, 2025
001
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Schedule of Asset Held for Investment
Plexus Corp. 401(k) Retirement Plan
EIN: 39-1344447, PN: 001
Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year)
December 31, 2025

	Identity of Issuer, Borrower, Lessor or Similar Party	Description of Investment	Current Value **
	Spartan 500 Index Pool	Common Trust Fund	$102,838,335
*	T. Rowe Price Retirement Hybrid 2040 Trust	Common Trust Fund	68,900,262
*	T. Rowe Price Retirement Hybrid 2035 Trust	Common Trust Fund	59,775,637
*	T. Rowe Price Retirement Hybrid 2030 Trust	Common Trust Fund	56,090,019
*	T. Rowe Price Blue Chip Growth Trust T5	Common Trust Fund	46,191,478
*	T. Rowe Price Retirement Hybrid 2045 Trust	Common Trust Fund	34,753,687
*	T. Rowe Price Retirement Hybrid 2055 Trust	Common Trust Fund	34,511,162
*	T. Rowe Price Retirement Hybrid 2050 Trust	Common Trust Fund	34,171,077
*	T. Rowe Price Retirement Hybrid 2025 Trust	Common Trust Fund	24,380,773
*	T. Rowe Price Stable Value Fund	Common Trust Fund	22,452,800
	Hartford Schroders International Stock	Mutual Fund	22,295,392
*	T. Rowe Price Retirement Hybrid 2060 Trust	Common Trust Fund	20,894,454
*	T. Rowe Price Equity Income Trust	Common Trust Fund	20,262,791
*	Plexus Corp. Common Stock	Common Stock	18,797,658
	Geneva Small Cap Growth Collect FD CL C	Common Trust Fund	18,337,707
	Fidelity US Bond Index Fund	Mutual Fund	15,497,719
*	T. Rowe Price Retirement Hybrid 2020 Trust	Common Trust Fund	10,542,820
	American Beacon Small Cap Value R6	Mutual Fund	8,932,567
	DFA Emerging Markets Portfolio	Mutual Fund	8,136,211
*	T. Rowe Price Retirement Hybrid 2065 Trust	Common Trust Fund	7,952,016
	DFA International Small Company Portfolio Inst	Mutual Fund	5,760,995
	Fidelity Inflation Protected Bond Index	Mutual Fund	4,977,722
	PIMCO Commodities Plus Institutional Fund	Mutual Fund	3,879,436
	M.F.S. Emerging Market Debt R6	Mutual Fund	3,790,851
*	T. Rowe Price Retirement Hybrid 2010 Trust	Common Trust Fund	2,678,498
*	T. Rowe Price Retirement Hybrid 2015 Trust	Common Trust Fund	2,158,878
*	T. Rowe Price Retirement Balanced Trust	Common Trust Fund	2,100,677
	Vanguard Federal Money Market Fund	Money Market	384,529
*	T. Rowe Price Retirement Hybrid 2070 Trust	Common Trust Fund	375,604
*	T. Rowe Price Retirement Hybrid 2005 Trust	Common Trust Fund	118,590
		Total Investments	661,940,345
*	Notes receivable from participants bearing interest at rates from 4.25% to 9.50% with maturities ranging from 2025-2030; $0 cost	Participant Loans	5,962,191
		Total	$667,902,536

*Party-in-interest.
**Related cost information is not required for participant-directed investments.